Deferred Tax Assets and Liabilities - Summary of Movement in Temporary Differences (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Property and Equipment
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance		$ (467,144)	[1]	$ (382,208)
Deferred tax expense recognized in income or loss		17,152		26,249
Deferred tax recognized in directly in equity		494		7,383
Acquired in business combinations		(88)		(118,568)	[2]
Ending Balance		(449,586)		(467,144)	[1]
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance		(163,616)	[1]	(127,547)
Deferred tax expense recognized in income or loss		8,708		10,318
Deferred tax recognized in directly in equity		(194)		1,476
Acquired in business combinations		(34,412)		(47,863)	[2]
Ending Balance		(189,514)		(163,616)	[1]
Long-Term Debt
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance		9,414	[2]	8,600
Deferred tax expense recognized in income or loss		1,416		1,190
Deferred tax recognized in directly in equity		1,066		(415)
Acquired in business combinations		376		39	[2]
Ending Balance		12,272		9,414	[2]
Employee Benefits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance		26,324	[1]	26,510
Deferred tax expense recognized in income or loss		(5,998)		8,591
Deferred tax recognized in directly in equity		(3,133)		(8,777)
Ending Balance		17,193		26,324	[1]
Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance		87,212	[1]	51,458
Deferred tax expense recognized in income or loss		(20,917)		(957)
Deferred tax recognized in directly in equity		(2,872)		1,983
Acquired in business combinations		(1,647)		34,728	[2]
Ending Balance		61,776		87,212	[1]
Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance		11,799	[1]	10,054
Deferred tax expense recognized in income or loss		1,245		(1,624)
Deferred tax recognized in directly in equity		(2,664)		(705)
Acquired in business combinations	[2]			4,074
Ending Balance		10,380		11,799	[1]
Other
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance		1,307	[2]	506
Deferred tax expense recognized in income or loss		(504)		(866)
Deferred tax recognized in directly in equity		337		1,667
Ending Balance		1,140		1,307	[2]
Net Deferred Tax Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance		(494,704)	[2]	(412,627)
Deferred tax expense recognized in income or loss		1,102		42,901
Deferred tax recognized in directly in equity		(6,966)		2,612
Acquired in business combinations		(35,771)		(127,590)	[2]
Ending Balance		$ (536,339)		$ (494,704)	[2]

[1]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))
[2]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))